DERIVATIVE INSTRUMENTS (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivatives Contracts Outstanding	$ 0	$ 33,600
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(191)	452	187
Net Deferred Gain (Loss) Associated with Cash Flow Hedges Recorded in Other Comprehensive Income	$ 0	$ 1,303